1875 K Street, N.W. Washington, DC 20006-1238 Tel: 202 303 1000 Fax: 202 303 2000

December 20, 2019

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	iShares, Inc. (the “Company”)

(Securities Act File No. 33-97598

Investment Company Act File No. 811-09102)

Post-Effective Amendment No. 502

Ladies and Gentlemen:

On behalf of the Company, we hereby transmit for filing under the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, Post-Effective Amendment No. 502 (the “Amendment”) to the Company’s Registration Statement on Form N-1A. The Amendment relates to the following series of the Company: iShares J.P. Morgan EM Corporate Bond ETF (“CEMB”) and iShares J.P. Morgan EM High Yield Bond ETF (previously known as iShares Emerging Markets High Yield Bond ETF) (“EMHY,” and together with CEMB, the “Funds”).

The Amendment is being filed to reflect the following material changes to the Funds’ prior annual update filing, Post-Effective Amendment No. 496, filed pursuant to Rule 485(b), which became effective on March 1, 2019: (i) the addition BlackRock International Limited (“BIL”) as a sub-adviser to each of the Funds, which occurred on or around December 4, 2019; and (ii) a change in EMHY’s underlying index as stated in the table below, along with corresponding changes to the Fund’s principal investment strategies and principal risks made to track the underlying index, which will take effect on or around March 2, 2020. The Amendment also reflects other non-material changes as the Company deems appropriate. The Amendment is being filed pursuant to Rule 485(a)(1) under the Securities Act and will become effective 60 days after filing.

Current Underlying Index	New Underlying Index
Morningstar® Emerging Markets High Yield Bond Index	J.P. Morgan USD Emerging Markets High Yield Bond Index

The Amendment follows the general format used by previous filings of the Company. As an example, the Amendment follows the format of Post-Effective Amendment No. 500, filed pursuant to Rule 485(a)(1) on October 18, 2019, relating to iShares MSCI Turkey ETF, which

NEW YORK    WASHINGTON    HOUSTON    PALO ALTO     SAN FRANCISCO    PARIS    LONDON    FRANKFURT    BRUSSELS    MILAN    ROME

Securities and Exchange Commission

December 20, 2019

was reviewed by the Staff and is scheduled to become effective on December 30, 2019. The Company notes that each Fund’s description of its investment objective, principal investment strategies, risk factors, and portfolio management is specific to the Fund.

With respect to changes in the “Investment Strategies and Risk” section of the Funds’ statement of additional information (“SAI”), the Company highlights for the SEC the deletion of disclosure under “Borrowing,” which previously stated that “[u]nder normal market conditions, any borrowing by a Fund will not exceed 10% of the Fund’s net assets; however, each Fund generally does not intend to borrow money.” Substantially similar disclosure was also deleted in the “Investment Policies” section of the SAI. These changes are the result of the Company’s requested template relief under Rule 485(b)(1)(vii) under the Securities Act to changes in the non-fundamental borrowing polices for each applicable series of the Company. The relief request was granted on July 8, 2019, by Ms. Samantha Brutlag of the Division of Investment Management.

The operations of the Funds, the description of the shares offered and the other information that is typically common in a fund complex do not appear to raise novel issues or problem areas that warrant particular attention of the Staff in reviewing the Registration Statement. Consequently, on behalf of the Company, we request that the Registration Statement be given selective review by the Staff.1

If you have any questions or need further information, please call me at (202) 303-1124.

Sincerely,

/s/ Benjamin J. Haskin

Benjamin J. Haskin

cc:	Michael Gung

Nicole Hwang

George Rafal

James Hahn

[1]	See Inv. Co. Act. Release No. 13768 (Feb. 15, 1984).